COMMITMENTS AND CONTINGENCIES (Details) - USD ($)		12 Months Ended
	Nov. 10, 2020	Dec. 31, 2021	Oct. 06, 2020
Underwriting Agreement
Underwriting discounts and commissions paid			$ 15,000,000
Deferred underwriting commissions			$ 26,250,000
Number of units issued		39,451,134
Underwriting cash discount per unit	$ 0.20
Deferred Fee Per Unit	$ 0.35
Aggregate deferred underwriting fee payable	$ 28,588,350
Contingent fees		$ 7,000,000.0
Placement Fees		3.50%
Over-allotment option
Underwriting Agreement
Number of units issued		9,000,000
Threshold Number Of Days Granted For Underwriter For Purchase Of Additional Units		30 days
Aggregate underwriter cash discount	$ 16,336,200